Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Settlements with tax authorities	[1]	$ 1,344	$ 10,245	$ 29,400

[1]	The changes in the years ended September 30, 2021 and 2020 were $10,245 and $29,400 respectively, the majority of which were offset by income tax payments or changes in Tax receivables, Tax payables and deferred tax assets.